DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVES INSTRUMENTS [Abstract]
Schedule of Foreign Exchange Contracts, Statement of Financial Position
	December 31,
	2012	2011
Derivatives designated as cash flow hedging instruments
Other accounts payable and accrued expenses	$--	$(659)
Other accounts receivable and prepaid expenses	517	--

Total	$517	$(659)

Schedule of Net Unrealized Gains (Losses) on Hedges Activity
	Year ended December 31,
	2012	2011

Net unrealized gains (losses) on cash flow hedges as of beginning balance	$(659)	$293
Change in gains (losses) recognized in accumulated other comprehensive income	1,944	(1,282)
Realized gains (losses) reclassified into earnings	(768)	330

Net unrealized gains (losses) on cash flow hedges as of ending balance	$517	$(659)